Going Concern (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents, at carrying value	$ 1,533	$ 100,857
Current liabilities	$ 19,494,981	$ 19,402,055	$ 18,443,143